Payments, by Project - 12 months ended Jun. 30, 2023 - USD ($) $ in Millions		Taxes	Royalties	Fees	Infrastructure	Total Payments	Corporate income tax	Royalty-related Income tax	Other payments	Total payments to governments
Total		$ 9,318.4	$ 4,014.2	$ 38.7	$ 41.8	$ 13,413.1	$ 9,067.5	$ 250.9	$ 358.8	$ 13,771.9	[1]
Minerals Americas
Total		1,458.5	0.4	14.2	1.0	1,474.1	1,207.6	250.9	29.4	1,503.5
Minerals Americas | Escondida
Total		1,555.4		0.8		1,556.2	1,305.7	249.7	19.9	1,576.1
Minerals Americas | Other Copper
Total		2.7	0.4	1.1		4.2	2.7		1.0	5.2
Minerals Americas | Pampa Norte
Total		(117.1)		3.7		(113.4)	(118.3)	$ 1.2	1.2	(112.2)
Minerals Americas | Potash Canada
Total				8.6	1.0	9.6			4.7	14.3
Minerals Americas | BHP Billiton Brasil Ltda
Total	[2]	(0.3)				(0.3)	(0.3)		2.6	2.3
Minerals Americas | RAL Cayman Inc
Total	[3]	17.8				17.8	17.8			17.8
Minerals Australia
Total		7,670.1	4,013.8	23.5	40.1	11,747.5	7,670.1		319.4	12,066.9
Minerals Australia | New South Wales Energy Coal
Total		590.8	303.6	1.9	0.1	896.4	590.8		14.1	910.5
Minerals Australia | Nickel West
Total		99.3	34.2	3.6		137.1	99.3		28.2	165.3
Minerals Australia | Copper South Australia
Total		78.3	98.4	2.1		178.8	78.3		31.3	210.1
Minerals Australia | Other Coal
Total		(0.8)				(0.8)	(0.8)		28.7	27.9
Minerals Australia | BHP Mitsubishi Alliance
Total	[4]	1,734.4	1,755.9	1.5	3.0	3,494.8	1,734.4		82.1	3,576.9
Minerals Australia | Western Australia Iron Ore
Total		5,168.1	$ 1,821.7	14.4	37.0	7,041.2	5,168.1		135.0	7,176.2
Group and Unallocated
Total		189.8		1.0	0.7	191.5	189.8		10.0	201.5
Group and Unallocated | Corporate
Total	[5]	190.7				190.7	190.7		9.0	199.7
Group and Unallocated | Commercial
Total		18.3				18.3	18.3			18.3
Group and Unallocated | Other
Total		$ (19.2)		$ 1.0	$ 0.7	$ (17.5)	$ (19.2)		$ 1.0	$ (16.5)

[1]	Figures are rounded to the nearest decimal point.
[2]	Holding company of Samarco equity accounted investment.
[3]	Holding company of Antamina equity accounted investment.
[4]	Royalties, fees and other payments made by BM Alliance Coal Operations Pty Limited have been included in total payments to the extent of BHP’s ownership of the operating entity, being 50 per cent.
[5]	The corporate income tax amount predominantly reflects the allocation of the Australian corporate income tax liability among members of the Australian tax consolidated group.